CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Schedule of Financial Data for Reportable Operating Segments) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues		$ 305,448	$ 266,090	$ 239,840
Cost of Revenues		192,117	161,145	152,932
Gross profit		113,331	104,945	86,908
Research and development expenses, net		38,136	41,173	35,640
Selling and marketing expenses		27,381	25,243	21,694
General and administrative expenses		26,868	19,215	18,412
Other operating expenses (income), net	[1]	(6,751)	(8,771)	438
Impairment of held for sale asset		0	0	771
Operating income (loss)		27,697	28,085	9,953
Financial income/expenses, net		1,504	109	(2,818)
Income before taxes on income		29,201	28,194	7,135
Taxes on income		(4,352)	(4,690)	(13,063)
Net income/loss		24,849	23,504	(5,928)
Depreciation and amortization expenses		13,554	13,402	11,608
Commercial [Member]
Segment Reporting Information [Line Items]
Total revenues		155,344	195,022	172,161
Cost of Revenues		80,063	101,980	100,557
Gross profit		75,281	93,042	71,604
Research and development expenses, net		28,760	34,987	32,090
Selling and marketing expenses		17,395	21,354	18,797
General and administrative expenses		7,248	9,760	11,540
Other operating expenses (income), net	[1]	2,973	(7,347)	0
Impairment of held for sale asset				0
Operating income (loss)		18,905	34,288	9,177
Depreciation and amortization expenses		6,571	7,800	7,449
Defense [Member]
Segment Reporting Information [Line Items]
Total revenues		97,755	19,638	9,596
Cost of Revenues		72,175	12,655	6,648
Gross profit		25,580	6,983	2,948
Research and development expenses, net		9,376	6,186	3,550
Selling and marketing expenses		7,825	2,254	1,314
General and administrative expenses		12,760	2,448	806
Other operating expenses (income), net	[1]	465	1,185	(438)
Impairment of held for sale asset				0
Operating income (loss)		(3,916)	(5,090)	3,160
Depreciation and amortization expenses		5,223	1,610	653
Peru [Member]
Segment Reporting Information [Line Items]
Total revenues		52,349	51,430	58,083
Cost of Revenues		39,879	46,510	45,727
Gross profit		12,470	4,920	12,356
Research and development expenses, net		0	0	0
Selling and marketing expenses		2,161	1,635	1,583
General and administrative expenses		6,860	7,007	6,066
Other operating expenses (income), net	[1]	(9,259)	(2,609)	0
Impairment of held for sale asset				0
Operating income (loss)		12,708	(1,113)	4,707
Depreciation and amortization expenses		$ 1,760	$ 3,992	3,506
Unallocated [Member]
Segment Reporting Information [Line Items]
Total revenues				0
Cost of Revenues				0
Gross profit				0
Research and development expenses, net				0
Selling and marketing expenses				0
General and administrative expenses				0
Other operating expenses (income), net	[1]			0
Impairment of held for sale asset				771
Operating income (loss)				(771)
Depreciation and amortization expenses				$ 0

[1]	See Note 14